PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,442	$ 8,238
Property and equipment, accumulated depreciation	6,853	6,587
Property and equipment, net	1,589	1,651
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,683	2,767
Property and equipment, accumulated depreciation	1,829	1,846
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,017	2,636
Property and equipment, accumulated depreciation	2,568	2,322
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	151	289
Property and equipment, accumulated depreciation	93	179
Promotional Displays [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	270	257
Property and equipment, accumulated depreciation	245	219
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,321	2,289
Property and equipment, accumulated depreciation	$ 2,118	$ 2,021